PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 30 years but not exceeding the term of the lease
Machinery and equipment	Up to 10 years

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2022	$81	$2,499	$1,201	$460	$579	$4,820
Additions (cash and non-cash)	—	95	198	3	90	386
Dispositions	(8)	—	(19)	(1)	(29)	(57)
Acquisitions through business combinations (1)	1	18	80	15	38	152
Transfers and assets reclassified as held for sale	(9)	(12)	(51)	(1)	(6)	(79)
Foreign currency translation and other	(2)	(302)	(54)	(25)	(29)	(412)
Balance at December 31, 2022	$63	$2,298	$1,355	$451	$643	$4,810
Additions (cash and non-cash)	—	94	203	6	119	422
Dispositions	(37)	(272)	(1,022)	(66)	(388)	(1,785)
Foreign currency translation and other	(7)	(65)	17	2	4	(49)
Balances at December 31, 2023	$19	$2,055	$553	$393	$378	$3,398

Accumulated depreciation and impairment
Balance at January 1, 2022	$—	$(178)	(392)	(44)	(170)	(784)
Depreciation and impairment expense	—	(63)	(168)	(26)	(89)	(346)
Dispositions	—	—	13	—	23	36
Transfers and assets reclassified as held for sale	—	—	6	—	1	7
Foreign currency translation and other	—	14	13	5	10	42
Balance at December 31, 2022	$—	$(227)	$(528)	$(65)	$(225)	$(1,045)
Depreciation and impairment expense	—	(56)	(153)	(24)	(84)	(317)
Dispositions	—	40	473	15	177	705
Foreign currency translation and other	—	1	3	(1)	(1)	2
Balances at December 31, 2023	$—	$(242)	$(205)	$(75)	$(133)	$(655)
Net book value
December 31, 2022	$63	$2,071	$827	$386	$418	$3,765
December 31, 2023	$19	$1,813	$348	$318	$245	$2,743
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(1)See Note 3 for additional information.
The carrying value and depreciation/impairment expense of right-of-use assets as at December 31, 2023 and 2022 are outlined below, by class of underlying asset:

	Year ended December 31, 2023
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$1	$215	$29	$245
Depreciation/impairment expense	—	(32)	(25)	$(57)

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$2	$379	$37	$418
Depreciation/impairment expense	—	(28)	(28)	$(56)